SCHEDULE OF BASIC AND DILUTED NET LOSS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to YUNJI INC’s ordinary shareholders	$ (16,864)	¥ (123,110)	¥ (165,129)	¥ (138,173)	¥ (165,129)
Denominator:
-Weighted average ordinary shares outstanding	1,967,498,669	1,967,498,669	1,971,108,505	2,088,319,721	1,971,108,505
Denominator for diluted earnings per ordinary share	1,967,498,669	1,967,498,669	1,971,108,505	2,088,319,721	1,971,108,505
-Basic | (per share)	$ (0.01)	¥ (0.06)	¥ (0.08)	¥ (0.07)	¥ (0.08)
-Diluted | (per share)	$ (0.01)	¥ (0.06)	¥ (0.08)	¥ (0.07)	¥ (0.08)